Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party transactions
The below table provides an analysis of related party revenues for periods presented in this report.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Management fee revenues (a)	225	174	12	98
Reimbursable revenues (b)	28	12	3	65
Leasing revenues (c)	33	24	4	26
Other (d)	12	6	—	—
Total related party operating revenues	298	216	19	189
(a) Seadrill has provided management and administrative services to Sonadrill, SeaMex, and PES, and operational and technical support services to SeaMex and Sonadrill. These services were charged to our affiliates on a cost-plus mark-up or dayrate basis. Following the disposal of our remaining 35% equity interest in PES on February 24, 2023, PES and SeaMex are no longer related parties of Seadrill and any revenue subsequent to that date has been excluded from the above results. Additionally, in the Predecessor period, we provided similar services to Aquadrill and Northern Ocean.
(b) Seadrill recognized reimbursable revenues from Sonadrill for project work on Libongos, Quenguela, and West Gemini rigs. Additionally, in the Predecessor period, Seadrill recognized reimbursable revenues from Northern Ocean for work performed to mobilize the West Mira and West Bollsta.
(c) Lease revenues earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill.
(d) On July 1, 2022, Seadrill novated their drilling contract for the West Gemini in Angola to the Sonadrill joint venture and leased the West Gemini to Sonadrill for the duration of that contract and the follow-on contract, entered into directly by Sonadrill, at a nominal charter rate, based on a commitment made under the terms of the joint venture agreement. At the commencement of the lease, we recorded a liability representing the fair value of the lease commitment which we amortize as other revenue, on a straight-line basis, over the lease term.
The below table provides an analysis of related party operating expenses for periods presented in this report.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
West Bollsta lease (e)	—	—	—	(57)
West Hercules lease (f)	—	—	(3)	(10)
Other related party operating expenses	—	—	—	(3)
Total related party operating expenses	—	—	(3)	(70)
(e) Seadrill entered a charter agreement to lease the West Bollsta rig from Northern Ocean in 2020. During 2021, the charter was amended to cancel the drilling of the 10th well. Following emergence from Chapter 11 proceedings, Northern Ocean is no longer a related party.
(f) Seadrill incurred operating lease expenses related to its lease of the West Hercules following a lease modification in August 2021 which resulted in the lease being reclassified as an operating lease rather than a finance lease. Refer to Note 22 – "Leases" for details. Following emergence from Chapter 11 proceedings, SFL is no longer a related party.
The below table provides an analysis of related party receivable balances for periods presented in this report.

(In $ millions)	December 31, 2023	December 31, 2022
Trading balances (g)	9	28
Allowance for expected credit loss (h)	—	(1)
Total related party receivables	9	27
Of which:
Amounts due from related parties - current	9	27
Amounts due from related parties - non-current	—	—
Total amounts due from related parties	9	27
(g) Trading balances as of December 31, 2023, are comprised of receivables from Sonadrill and, as of December 31, 2022, from Gulfdrill, SeaMex and PES for related party management and crewing fees. Per our contractual terms, these balances are either settled monthly or quarterly in arrears, or in certain cases, in advance.
(h) Allowances recognized for expected credit losses on our related party loan and trade receivables following adoption of accounting standard update 2016-13 - Measurement of Credit Losses on Financial Instruments. Refer to Note 6 – "Current expected credit losses" for details.